                                                                                           UNITED STATES
                                                                 SECURITIES AND EXCHANGE COMMISSION
                                                                                         Washington, D.C.  20549

                                                                                               FORM N-Q

                                           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                                                                                   INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--152.9%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--7.0%
Arizona Housing Finance Authority,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.55	12/1/41	5,565,000	5,761,111
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	17,210,000 a,b	17,969,994
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	6.25	7/1/38	5,000,000	5,249,250
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.80	12/1/11	6,000,000 c	6,516,960
Arkansas--.4%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	1,895,000	1,895,265
California--19.5%
Beverly Hills Unified School
District, GO	0.00	8/1/30	10,850,000 d	3,786,758
California,
GO (Various Purpose)	5.75	4/1/31	10,800,000	11,480,076
California,
GO (Various Purpose)	6.50	4/1/33	10,000,000	11,202,400
California,
GO (Various Purpose)	6.00	11/1/35	7,500,000	8,001,600

California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	2,005,140
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,925,000	1,760,008
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	2,090,000 b	2,046,423
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	6,225,000 b,d	222,793
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/30	3,000,000	2,679,000
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.00	7/1/39	5,000,000	4,138,950
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	2,500,000	2,537,725
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,975,000	4,254,719
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	12,275,000	9,366,070
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	7,050,000	5,071,065
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds
(Prerefunded)	7.80	6/1/13	8,100,000 c	9,635,031
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	2,000,000 c	2,384,480
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	6,250,000	6,791,063
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,658,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	5,000,000	5,376,000
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	3,500,000	3,818,815
Colorado--1.9%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,818,460
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	3,500,000	4,158,875
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,235,000	1,315,164
Southlands Metropolitan District
Number 1, GO (Prerefunded)	7.13	12/1/14	2,000,000 c	2,491,920
Florida--4.1%
Clearwater,
Water and Sewer Revenue	5.25	12/1/39	5,000,000	5,265,500
Greater Orlando Aviation
Authority, Airport Facilities
Revenue	6.25	10/1/20	8,000,000	9,135,280
Orange County School Board,

COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	6,000,000	6,401,700
Georgia--6.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	6,000,000	6,508,020
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	6,000,000	6,237,480
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,627,512
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,573,525
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	6,000,000	6,340,320
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,422,352
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation) (Prerefunded)	6.00	9/1/14	2,000,000 c	2,413,540
Hawaii--.9%
Hawaii,
Airports System Revenue	5.25	7/1/26	3,500,000	3,712,450
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	900,000	892,656
Idaho--1.0%

Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	5,000,000	5,032,350
Illinois--1.4%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	1,695,000	1,805,344
Metropolitan Pier and Exposition
Authority, State Tax Revenue
(McCormick Place Expansion
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	6/15/42	5,325,000	5,353,808
Indiana--.8%
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,256,489
Iowa--.3%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,625,620
Kansas--1.8%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	2,490,000	2,533,749
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	4,745,000	5,025,999
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,395,000	1,449,126
Kentucky--1.9%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,038,780
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and

Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	2,300,000	2,420,060
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	5,000,000	5,227,950
Louisiana--1.8%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,979,000	1,816,028
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	7,000,000	7,244,230
Maine--.6%
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	2,825,000	2,856,019
Maryland--2.0%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	1,990,000	2,077,401
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,500,000	1,531,755
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,590,000	3,209,787
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Project) (Prerefunded)	6.50	6/1/13	3,000,000 c	3,493,590
Massachusetts--6.1%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health

and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	13,110,000 a,b	13,858,712
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,500,000 c	1,759,815
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	189,175
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,500,000	5,919,155
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue (Insured;
AMBAC)	5.50	7/1/40	4,000,000	3,378,240
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	5,968,080
Michigan--10.9%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,102,571
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	2,500,000	2,918,150
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	5,700,000	6,860,634
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	6,913,299
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital

Project)	6.00	7/1/35	2,930,000	2,706,089
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	2,789,970
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,996,700
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	3,006,090
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	11,800,000	10,762,308
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	5,500,000	6,555,890
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	7,000,000	6,068,160
Minnesota--3.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	1,928,804	1,970,736
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	2,108,853	2,206,641
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	5,000,000	5,609,500
North Oaks,
Senior Housing Revenue

(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	5,179,918
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,029,950
Mississippi--3.7%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,545,182
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,347,206
Missouri--1.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,001,480
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,505,805
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,992,900
Montana--.1%
Montana Board of Housing,
SFMR	6.45	6/1/29	685,000	696,926
Nevada--2.2%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	6,800,000	6,429,604
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,987,450
New Hampshire--2.8%
New Hampshire Business Finance
Authority, PCR (Public Service

Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,075,670
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,027,080
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,019,530
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,007,350
New Jersey--3.4%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	5,500,000	5,443,405
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	5,000,000	5,290,200
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,640,000 c	6,641,269
New Mexico--2.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	7,000,000	7,010,010
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.00	8/1/39	5,500,000	5,527,665
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	945,000	1,013,314

New York--8.2%
Barclays Capital Municipal Trust
Receipts (New York City
Municipal Water Finance
Authority, Water and Sewer
System General Resolution
Revenue)	5.00	6/15/39	20,000,000 a,b	20,940,500
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,275,000	3,276,834
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,801,450
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	1,048,280
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,320,450
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,500,053
North Carolina--.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,810,000	2,811,855
North Dakota--.0%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	220,000	231,601
Ohio--3.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	3,000,000	2,355,000
Canal Winchester Local School

District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/29	3,955,000 d	1,471,102
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
National Public Finance
Guarantee Corp.)	0.00	12/1/31	3,955,000 d	1,286,917
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	5,900,000	6,309,814
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000 b	2,195,730
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	2,600,000	2,477,046
Oklahoma--.1%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	490,000	498,418
Oregon--1.4%
Multnomah County Hospital
Facilities Authority, Revenue
(Adventist Health System/West)	5.13	9/1/40	3,500,000	3,508,645
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	3,300,000	3,409,527
Pennsylvania--1.5%
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	5,000,000	5,224,250
Philadelphia Authority for

Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,221,875
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000	5,773,700
South Carolina--4.2%
Barclays Capital Municipal Trust
Receipts (Columbia, Waterworks
and Sewer System Revenue)	5.00	2/1/40	10,000,000 a,b	10,581,100
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	10,000,000	10,880,500
Tennessee--6.2%
Barclays Capital Municipal Trust
Receipts (Rutherford County
Health and Educational
Facilities Board, Revenue
(Ascension Health Senior
Credit Group))	5.00	11/15/40	10,000,000 a,b	10,202,100
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	5,000,000 c	5,671,200
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	3,000,000 c	3,402,720
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000 e	4,644,100
Metropolitan Government of
Nashville and Davidson County

Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	7,000,000	7,750,680
Texas--15.3%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	4,000,000 c	4,128,840
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	8,510,000 a,b	8,998,134
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	5,000,000 b	2,775,750
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.25	11/1/28	3,000,000	3,010,770
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.25	12/1/48	10,000,000	10,430,000
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	2,000,000	2,270,740
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	3,500,000 c	3,731,490
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000	5,714,550
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	10,300,000	11,078,165
North Texas Tollway Authority,

Second Tier System Revenue	5.75	1/1/38	5,500,000	5,748,435
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	6,133,301
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,137,820
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.91	7/2/24	700,000 f	803,390
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,219,919
Vermont--.1%
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	6.40	11/1/30	515,000	525,764
Virginia--2.0%
Barclays Capital Municipal Trust
Receipts (Virginia Small
Business Financing Authority,
Health Care Facilities
Revenue, (Sentara Healthcare))	5.00	11/1/40	10,000,000 a,b	10,225,650
Washington--2.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,485,220
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	4,210,000	4,304,809
Washington Housing Finance
Commission, Revenue
(Single-Family Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.15	6/1/37	3,000,000	3,050,880
West Virginia--1.8%

The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	2,000,000	1,931,360
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	4,914,150
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,274,030
Wisconsin--7.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	22,995,000 c	25,724,736
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/27	6,860,000 c	7,400,362
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,413,685
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	2,000,000	2,042,160
Wyoming--1.9%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,411,350
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.50	1/1/33	2,360,000	2,488,880
Wyoming Municipal Power Agency,
Power Supply System Revenue	5.38	1/1/42	2,750,000	2,852,135
U.S. Related--6.2%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	2,000,000	2,051,060
Guam Housing Corporation,
SFMR (Guaranteed

Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,062,803
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	2,000,000	2,036,900
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,704,435
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,500,000	2,513,525
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	6.00	7/1/10	6,000,000 c	6,060,960
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,510,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,000,000	11,695,750
Total Long-Term Municipal Investments
(cost $763,488,518)				778,891,219
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.4%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.08	7/1/10	400,000 g	400,000
New York--1.3%
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	1.00	7/1/10	1,200,000 g	1,200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	7/1/10	4,400,000 g	4,400,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	7/1/10	1,100,000 g	1,100,000
Total Short-Term Municipal Investments

(cost $7,100,000)		7,100,000
Total Investments (cost $770,588,518)	154.3%	785,991,219
Liabilities, Less Cash and Receivables	(6.1%)	(30,718,670)
Preferred Stock, at redemption value	(48.2%)	(245,750,000)
Net Assets Applicable to Common Shareholders	100.0%	509,522,549

a	Collateral for floating rate borrowings.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities had a total market value of $100,016,886 or 19.6% of net assets applicable to Common Shareholders.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Non-income producing--security in default.
f	Inverse floater security--the interest rate is subject to change periodically.
g	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $770,588,518. Net unrealized appreciation on investments was $15,402,701 of which $37,967,557 related to appreciated investment securities and $22,564,856 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	785,991,219	-	785,991,219

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)